Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

Capital increase

On January 09, 2020, the Company made an Authorised Share Capital increase by issuing 378,788 WIHN Class B shares against an investment of USD 1,000,000.32 from a private fund.

Crede Convertible Loan

On January 09, 2020 Crede exercised a conversion in the amount of USD 259,436 in exchange for 150,000 WIHN class B shares issued out of treasury share capital.

Release of restricted cash

On January 16, 2020, as per the terms of the SPA relating to the sale of WISeKey (Bermuda) Holding Ltd and its affiliates to Digicert Inc, USD 2.5 million of the consideration retained on an escrow account was released to WISeKey.

LSI Convertible Facility

In January 2020, WISeKey:

-	paid an additional CHF 24,527 legal fees qualifying as debt issue costs, and

-	transferred the 400,000 WIHN class B shares owed as commitment fee to LSI out of treasury stock.

Extension of share buyback program

On February 03, 2020, WISeKey announced that its Board of Directors had approved the expansion of its existing WIHN class B share buyback program to include its recently NASDAQ-listed ADSs. Class B shares or ADSs repurchased under the buyback program will be used, as previously announced, for potential future M&A transactions and in addition for (1) WISeKey’s existing employee share incentive program, (2) convertible loans entered into by WISeKey and (3) on demand equity lines available to WISeKey.

Extension of the SEDA

On March 04, 2020, WISeKey signed with Yorkville the extension of the SEDA agreement for a further 24 months, until March 31, 2023.

New facility with Yorkville

On March 04, 2020, WISeKey executed with Yorkville a new convertible loan agreement for a total amount of USD 4 million repayable in monthly instalments starting March 30, 2020. This new USD 4 million agreement replaces the existing Yorkville Convertible Loan signed on June 27, 2019 and the USD 2,337,393 remaining balance under the Yorkville Convertible Loan was rolled over into the new agreement. The new convertible loan agreement bears an interest rate of 6% per annum payable monthly in arrears and matures on April 30, 2021.Yorkville has the right to convert the outstanding loan amount or any portion thereof, and any accrued interest, into class B shares at an initial conversion price of CHF 3.00, subject to customary adjustments.

Options granted under WISeKey ESOP

After December 31, 2019 a total of 54,000 options were granted under the Group’s ESOP.